Quarterly Report
September 30, 2019
MFS®  Mid Cap Value Portfolio
MFS® Variable Insurance Trust III

Portfolio of Investments
9/30/19 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 97.7%
Aerospace – 2.6%
Huntington Ingalls Industries, Inc.	6,829	$1,446,314
L3Harris Technologies, Inc.	18,900	3,943,296
Leidos Holdings, Inc.	28,583	2,454,708
		$7,844,318
Airlines – 1.2%
Alaska Air Group, Inc.	16,564	$1,075,169
Delta Air Lines, Inc.	45,785	2,637,216
		$3,712,385
Alcoholic Beverages – 0.4%
Molson Coors Brewing Co.	18,764	$1,078,930
Apparel Manufacturers – 1.0%
PVH Corp.	15,766	$1,391,034
Skechers USA, Inc., “A” (a)	44,403	1,658,452
		$3,049,486
Automotive – 1.7%
Harley-Davidson, Inc.	33,790	$1,215,426
Lear Corp.	14,032	1,654,373
LKQ Corp. (a)	65,224	2,051,295
		$4,921,094
Brokerage & Asset Managers – 4.2%
Apollo Global Management, Inc.	63,908	$2,417,001
Invesco Ltd.	95,329	1,614,873
NASDAQ, Inc.	41,031	4,076,430
Raymond James Financial, Inc.	26,574	2,191,292
TD Ameritrade Holding Corp.	45,110	2,106,637
		$12,406,233
Business Services – 1.9%
Amdocs Ltd.	43,751	$2,892,379
DXC Technology Co.	23,090	681,155
Global Payments, Inc.	12,491	1,986,069
		$5,559,603
Cable TV – 0.6%
Altice USA, Inc., “A” (a)	57,719	$1,655,381
Chemicals – 3.2%
Celanese Corp.	16,783	$2,052,393
Eastman Chemical Co.	31,907	2,355,694
FMC Corp.	29,338	2,572,356
PPG Industries, Inc.	20,740	2,457,897
		$9,438,340
Computer Software – 0.3%
Change Healthcare, Inc. (a)	69,580	$840,526
Computer Software - Systems – 0.9%
Verint Systems, Inc. (a)	28,406	$1,215,208
Zebra Technologies Corp., “A” (a)	7,324	1,511,454
		$2,726,662

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Construction – 5.6%
Masco Corp.	51,791	$2,158,649
Mid-America Apartment Communities, Inc., REIT	22,190	2,884,922
Mohawk Industries, Inc. (a)	8,567	1,062,908
Owens Corning	37,087	2,343,898
Stanley Black & Decker, Inc.	23,012	3,323,163
Toll Brothers, Inc.	68,927	2,829,453
Vulcan Materials Co.	13,770	2,082,575
		$16,685,568
Consumer Products – 1.0%
Energizer Holdings, Inc.	33,429	$1,456,836
Newell Brands, Inc.	86,126	1,612,278
		$3,069,114
Containers – 1.8%
Berry Global Group, Inc. (a)	35,916	$1,410,421
Graphic Packaging Holding Co.	160,028	2,360,413
WestRock Co.	41,017	1,495,070
		$5,265,904
Electrical Equipment – 2.1%
HD Supply Holdings, Inc. (a)	66,323	$2,598,203
Sensata Technologies Holding PLC (a)	36,759	1,840,156
TE Connectivity Ltd.	18,187	1,694,665
		$6,133,024
Electronics – 4.1%
Analog Devices, Inc.	26,921	$3,007,883
IPG Photonics Corp. (a)	5,949	806,684
Keysight Technologies, Inc. (a)	22,339	2,172,468
Marvell Technology Group Ltd.	90,874	2,269,124
Maxim Integrated Products, Inc.	38,316	2,218,879
NXP Semiconductors N.V.	15,139	1,651,968
		$12,127,006
Energy - Independent – 2.4%
Diamondback Energy, Inc.	6,116	$549,890
Marathon Petroleum Corp.	44,024	2,674,458
Pioneer Natural Resources Co.	19,351	2,433,775
WPX Energy, Inc. (a)	153,444	1,624,972
		$7,283,095
Energy - Integrated – 1.2%
Cabot Oil & Gas Corp.	82,333	$1,446,591
Hess Corp.	33,354	2,017,250
		$3,463,841
Engineering - Construction – 1.0%
KBR, Inc.	117,918	$2,893,708
Food & Beverages – 4.3%
Archer Daniels Midland Co.	58,697	$2,410,686
Coca-Cola European Partners PLC	33,496	1,857,353
Ingredion, Inc.	16,722	1,366,856
J.M. Smucker Co.	17,650	1,941,853
Kellogg Co.	24,834	1,598,068
Post Holdings, Inc. (a)	9,333	987,805
Sanderson Farms, Inc.	10,965	1,659,333

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Food & Beverages – continued
TreeHouse Foods, Inc. (a)	14,908	$826,649
		$12,648,603
Food & Drug Stores – 0.7%
Kroger Co.	84,340	$2,174,285
Furniture & Appliances – 0.7%
Whirlpool Corp.	13,986	$2,214,823
Gaming & Lodging – 1.7%
Marriott International, Inc., “A”	15,480	$1,925,248
Royal Caribbean Cruises Ltd.	18,918	2,049,387
Wyndham Hotels & Resorts, Inc.	23,433	1,212,423
		$5,187,058
General Merchandise – 0.8%
Dollar Tree, Inc. (a)	20,183	$2,304,091
Insurance – 7.8%
Arthur J. Gallagher & Co.	31,947	$2,861,493
Assurant, Inc.	21,920	2,757,974
Athene Holding Ltd. (a)	46,938	1,974,212
Everest Re Group Ltd.	10,771	2,866,055
Hanover Insurance Group, Inc.	16,041	2,174,197
Hartford Financial Services Group, Inc.	78,245	4,742,430
Lincoln National Corp.	34,715	2,094,009
Reinsurance Group of America, Inc.	12,324	1,970,361
Willis Towers Watson PLC	8,981	1,733,064
		$23,173,795
Leisure & Toys – 1.2%
Brunswick Corp.	34,003	$1,772,236
Electronic Arts, Inc. (a)	17,964	1,757,239
		$3,529,475
Machinery & Tools – 2.8%
AGCO Corp.	30,171	$2,283,945
Eaton Corp. PLC	31,741	2,639,264
ITT, Inc.	33,961	2,078,073
Regal Beloit Corp.	19,402	1,413,436
		$8,414,718
Major Banks – 3.4%
Comerica, Inc.	32,368	$2,135,964
Huntington Bancshares, Inc.	214,719	3,064,040
KeyCorp	178,215	3,179,356
State Street Corp.	30,851	1,826,071
		$10,205,431
Medical & Health Technology & Services – 3.6%
AmerisourceBergen Corp.	23,268	$1,915,655
Laboratory Corp. of America Holdings (a)	4,195	704,760
PRA Health Sciences, Inc. (a)	11,525	1,143,626
Premier, Inc., “A” (a)	55,870	1,615,760
Quest Diagnostics, Inc.	21,806	2,333,896
Universal Health Services, Inc.	19,712	2,932,160
		$10,645,857

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical Equipment – 1.8%
Envista Holdings Corp. (a)	16,750	$466,990
PerkinElmer, Inc.	19,209	1,636,030
Zimmer Biomet Holdings, Inc.	23,751	3,260,300
		$5,363,320
Natural Gas - Distribution – 1.5%
NiSource, Inc.	60,806	$1,819,315
Sempra Energy	17,434	2,573,433
		$4,392,748
Natural Gas - Pipeline – 1.7%
Equitrans Midstream Corp.	54,746	$796,555
Plains GP Holdings LP	120,862	2,565,900
Targa Resources Corp.	39,637	1,592,218
		$4,954,673
Network & Telecom – 0.9%
Motorola Solutions, Inc.	15,863	$2,703,214
Oil Services – 1.0%
Frank's International N.V. (a)	137,195	$651,677
Halliburton Co.	30,519	575,283
NOW, Inc. (a)	70,511	808,761
Patterson-UTI Energy, Inc.	100,604	860,164
		$2,895,885
Other Banks & Diversified Financials – 5.8%
Discover Financial Services	32,147	$2,606,800
Element Fleet Management Corp.	135,994	1,088,075
M&T Bank Corp.	13,660	2,157,870
Northern Trust Corp.	26,820	2,502,842
Prosperity Bancshares, Inc.	21,857	1,543,760
Signature Bank	20,310	2,421,358
SunTrust Banks, Inc.	47,798	3,288,503
Wintrust Financial Corp.	27,114	1,752,378
		$17,361,586
Pharmaceuticals – 0.7%
Elanco Animal Health, Inc. (a)	46,392	$1,233,563
Mylan N.V. (a)	46,579	921,333
		$2,154,896
Pollution Control – 0.3%
Stericycle, Inc. (a)	20,160	$1,026,749
Railroad & Shipping – 0.9%
Kansas City Southern Co.	20,883	$2,777,648
Real Estate – 7.0%
Annaly Mortgage Management, Inc., REIT	98,463	$866,474
Brixmor Property Group, Inc., REIT	108,894	2,209,459
EPR Properties, REIT	29,582	2,273,673
Life Storage, Inc., REIT	32,095	3,383,134
Medical Properties Trust, Inc., REIT	111,982	2,190,368
Spirit Realty Capital, Inc., REIT	32,945	1,576,748
Sun Communities, Inc., REIT	19,841	2,945,396
VICI Properties, Inc., REIT	109,671	2,484,048

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Real Estate – continued
W.P. Carey, Inc., REIT	33,819	$3,026,801
		$20,956,101
Restaurants – 0.5%
Wendy's Co.	73,999	$1,478,500
Specialty Chemicals – 1.4%
Axalta Coating Systems Ltd. (a)	80,057	$2,413,719
Univar Solutions, Inc. (a)	90,258	1,873,756
		$4,287,475
Specialty Stores – 0.9%
BJ's Wholesale Club Holdings, Inc. (a)	27,753	$717,970
Tractor Supply Co.	10,498	949,439
Urban Outfitters, Inc. (a)	35,193	988,571
		$2,655,980
Trucking – 0.5%
Knight-Swift Transportation Holdings, Inc.	38,189	$1,386,261
Utilities - Electric Power – 8.6%
AES Corp.	111,236	$1,817,596
CenterPoint Energy, Inc.	77,288	2,332,552
CMS Energy Corp.	50,763	3,246,294
Edison International	19,543	1,473,933
Eversource Energy	37,832	3,233,501
FirstEnergy Corp.	46,504	2,242,888
Pinnacle West Capital Corp.	30,605	2,970,827
Public Service Enterprise Group, Inc.	53,836	3,342,139
Southern Co.	47,344	2,924,439
WEC Energy Group, Inc.	21,920	2,084,592
		$25,668,761
Total Common Stocks		$290,716,151
Investment Companies (h) – 1.0%
Money Market Funds – 1.0%
MFS Institutional Money Market Portfolio, 2.09% (v)	2,961,840	$2,961,840

Other Assets, Less Liabilities – 1.3%		3,992,678
Net Assets – 100.0%		$297,670,669
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $2,961,840 and $290,716,151, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
9/30/19 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2019 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$290,716,151	$—	$—	$290,716,151
Mutual Funds	2,961,840	—	—	2,961,840
Total	$293,677,991	$—	$—	$293,677,991
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$4,541,238	$43,876,787	$45,456,706	$513	$8	$2,961,840

Supplemental Information (unaudited) – continued
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$61,463	$—